Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) - MYR (RM)	Jun. 30, 2025	Jun. 30, 2024
Other Payables and Accruals [Abstract]
Other payables		RM 328
Accruals	533,170	1,129,689
Total Other payables and accruals	RM 533,170	RM 1,130,017